------------------------------------
                                             ANNUAL REPORT
              BAINBRIDGE                   ------------------------------------
               CAPITAL                       MARCH 31, 2003
           MANAGEMENT, LLC




                                                  INVESTORS BOND FUND

                                                  TAXSAVER BOND FUND





                                [IMAGE]

--------------------------------------------------------------------------------

TABLE OF CONTENTS                                                MARCH 31, 2003
--------------------------------------------------------------------------------


Message to Our Shareholders................................................   1
Fund Performance...........................................................   2

Financial Statements

Schedules of Investments:
    Investors Bond Fund....................................................   4
    TaxSaver Bond Fund.....................................................   5

Notes to Schedules of Investments..........................................   7

Statements of Assets and Liabilities.......................................   8

Statements of Operations...................................................   9

Statements of Changes in Net Assets........................................  10

Financial Highlights.......................................................  11

Notes to Financial Statements..............................................  12

Independent Auditors' Report...............................................  16

Tax Information and Trustees and Officers..................................  17

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------


                                                                  March 31, 2003

Dear Shareholder:

We are pleased to present our annual report for Investors Bond Fund and TaxSaver Bond Fund for the year ended March 31, 2003. The report includes a review of financial highlights and our perspective on the financial markets. As of the end of the period, net assets in the Funds total nearly $34 million.

At the risk of triggering deja-vu, we might begin this letter with the introduction we used at the end of March 2002 - "The last 12 months have been witness to both instability and weakness in the financial markets." What was true then has also held true for the 12 months ended March 31, 2003. Volatile equity markets and geopolitical uncertainties during the past year helped to spur on the flight to quality that has benefited funds that invest in municipal bonds and other fixed income securities.

Investors Bond Fund completed the year with a total return of 11.26%, outpacing both the Morningstar Corporate General Bond Funds Average of 8.43% and its Lipper Corporate Debt Funds (BBB Rated) Average of 10.00%. TaxSaver Bond Fund's performance was not as strong, ending the year with a total return of 7.08% versus a Morningstar Municipal National Bond Funds Average of 7.64% and a Lipper General Municipal Debt Funds Average of 8.30%. However, the returns for both Funds represent much stronger relative performance than last year, which can be attributed to, among other things, continued record low interest rates that have provided a boost to fixed income security returns.

We continue to monitor economic indicators and the fundamental data that influence the economy. A reduction in short-term interest rates last November represented the Federal Reserve's only interest rate change in 2002. After deciding in mid-March to keep the Federal Funds rate target at 1.25%, the Fed was reluctant to express publicly its opinion on the likelihood of sustainable economic growth until critical uncertainties in world politics are resolved.

Our portfolio management team has maintained its investment discipline and has kept focused on long-term investing. This long-term approach to portfolio management is, we believe, the best approach to helping you meet your financial goals. We appreciate your continued trust and confidence in us and thank you for investing in our Funds. Feel free to call us at 800-943-6786 (or 207-879-0001) or contact your local investment professional with any questions.


Bainbridge Capital Management, LLC

Investment Advisors

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR ADDITIONAL FUND PERFORMANCE INFORMATION AND IMPORTANT DISCLOSURE, PLEASE REFER TO PAGES 2 AND 3. FOR UP-TO-DATE FUND PERFORMANCE, PLEASE CALL 800-943-6786. THE VIEWS IN THIS REPORT ARE THOSE OF BAINBRIDGE CAPITAL MANAGEMENT AS OF MARCH 31, 2003 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. PRIOR TO MAY 13, 2002, FORUM INVESTMENT ADVISORS, LLC ADVISED THE FUNDS. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUNDS IN UNDERSTANDING THEIR INVESTMENTS AND DO NOT CONSTITUTE INVESTMENT ADVICE. (05/03)

--------------------------------------------------------------------------------

PERFORMANCE
--------------------------------------------------------------------------------


                         SUMMARY PERFORMANCE INDICATORS
                AVERAGE ANNUAL TOTAL RETURN WITHOUT SALES CHARGE
                            YEAR ENDED MARCH 31, 2003


                                                                    FUND VS.
                                                  MORNINGSTAR     MORNINGSTAR
                                        FUND        AVERAGE         AVERAGE
                                       -----       ---------       ----------
Investors Bond Fund                    11.26%        8.43%1           2.83%
TaxSaver Bond Fund                      7.08%        7.64%2          (0.56)%



1 MORNINGSTAR Corporate General Bond Funds Average:
      761 Funds in Category

2 MORNINGSTAR Municipal National Bond Funds Average:
      629 Funds in Category



PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE FUNDS AND MORNINGSTAR FIGURES DO NOT INCLUDE THE EFFECT OF MAXIMUM SALES CHARGES, SEE TABLE BELOW. DURING THE PERIOD REPORTED, THE FUNDS WAIVED FEES OR REIMBURSED EXPENSES. IF THE MAXIMUM SALES CHARGE WAS REFLECTED AND IF THERE HAD BEEN NO FEE WAIVERS OR EXPENSE REIMBURSEMENTS, EACH FUND'S QUOTED PERFORMANCE WOULD BE LOWER.



        ----------------------------------------------------------------
                              MAXIMUM SALES CHARGES
        ----------------------------------------------------------------
              Investors Bond Fund                     3.75%
              TaxSaver Bond Fund                      3.75%
        ----------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE (concluded)
--------------------------------------------------------------------------------

The following charts reflect the change in the value of a hypothetical $10,000 investment, including applicable sales charges and reinvestment of dividends and distributions to each Fund's related securities index, over the past 10 fiscal years. The Lehman Brothers Intermediate U.S. Government/Credit Index is a market index of fixed-rate government and investment grade securities with maturities of up to 10 years. The Lehman Brothers 10-year Municipal Bond Index is a market index of investment grade municipal fixed-rate debt securities with an average maturity of 10 years. Each Fund is professionally managed while each Index is unmanaged and is not available for investment. Returns include each Fund's maximum sales charge which is 3.75%. During the period the service providers waived certain fees and expenses; otherwise, total return would have been lower. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUNDS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. For more up to date performance please call (800) 943-6786.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT INCLUDING SALES CHARGE

INVESTORS BOND FUND VS. LEHMAN BROTHERS
INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX

AVERAGE ANNUAL TOTAL RETURN ON 3/31/03
--------------------------------------
1 Year:                7.09%
5 Year:                5.72%
10 Year:               6.56%

INVESTMENT VALUE ON 3/31/03
---------------------------
Investors Bond Fund: $18,884
Lehman Index:        $19,347

[EDGAR REPRESENTATION OF BAR CHART:

                                          LEHMAN BROTHERS INTERMEDIATE
                     INVESTORS BOND       US GOVERNMENT/CREDIT INDEX
                     --------------       -----------------------------
    3/31/1993             9,625                     10,000
    4/30/1993             9,704                     10,082
    5/31/1993             9,726                     10,060
    6/30/1993             9,907                     10,218
    7/31/1993             9,991                     10,243
    8/31/1993            10,208                     10,405
    9/30/1993            10,288                     10,448
   10/31/1993            10,332                     10,476
   11/30/1993            10,244                     10,418
   12/31/1993            10,316                     10,466
    1/31/1994            10,487                     10,582
    2/28/1994            10,296                     10,425
    3/31/1994            10,077                     10,253
    4/30/1994             9,981                     10,184
    5/31/1994             9,992                     10,190
    6/30/1994             9,993                     10,192
    7/31/1994            10,189                     10,338
    8/31/1994            10,230                     10,371
    9/30/1994            10,114                     10,275
   10/31/1994            10,065                     10,274
   11/30/1994            10,075                     10,227
   12/31/1994            10,087                     10,264
    1/31/1995            10,110                     10,437
    2/28/1995            10,377                     10,653
    3/31/1995            10,536                     10,714
    4/30/1995            10,651                     10,846
    5/31/1995            10,909                     11,174
    6/30/1995            10,948                     11,249
    7/31/1995            10,904                     11,251
    8/31/1995            10,973                     11,353
    9/30/1995            11,075                     11,435
   10/31/1995            11,109                     11,563
   11/30/1995            11,298                     11,715
   12/31/1995            11,472                     11,837
    1/31/1996            11,552                     11,940
    2/29/1996            11,503                     11,799
    3/31/1996            11,572                     11,739
    4/30/1996            11,548                     11,697
    5/31/1996            11,580                     11,688
    6/30/1996            11,752                     11,812
    7/31/1996            11,745                     11,848
    8/31/1996            11,803                     11,857
    9/30/1996            11,938                     12,022
   10/31/1996            12,088                     12,235
   11/30/1996            12,300                     12,396
   12/31/1996            12,261                     12,316
    1/31/1997            12,347                     12,364
    2/28/1997            12,382                     12,388
    3/31/1997            12,403                     12,302
    4/30/1997            12,530                     12,447
    5/31/1997            12,604                     12,550
    6/30/1997            12,747                     12,665
    7/31/1997            12,974                     12,923
    8/31/1997            12,944                     12,858
    9/30/1997            13,071                     13,007
   10/31/1997            13,306                     13,151
   11/30/1997            13,425                     13,180
   12/31/1997            13,584                     13,286
    1/31/1998            13,692                     13,460
    2/28/1998            13,702                     13,449
    3/31/1998            13,764                     13,493
    4/30/1998            13,778                     13,560
    5/31/1998            13,924                     13,660
    6/30/1998            14,053                     13,747
    7/31/1998            14,045                     13,795
    8/31/1998            14,235                     14,012
    9/30/1998            14,432                     14,364
   10/31/1998            14,281                     14,350
   11/30/1998            14,351                     14,349
   12/31/1998            14,416                     14,407
    1/31/1999            14,505                     14,486
    2/28/1999            14,229                     14,273
    3/31/1999            14,377                     14,379
    4/30/1999            14,391                     14,423
    5/31/1999            14,241                     14,312
    6/30/1999            14,190                     14,322
    7/31/1999            14,165                     14,310
    8/31/1999            14,170                     14,321
    9/30/1999            14,234                     14,454
   10/31/1999            14,280                     14,492
   11/30/1999            14,258                     14,509
   12/31/1999            14,176                     14,462
    1/31/2000            14,173                     14,409
    2/29/2000            14,280                     14,528
    3/31/2000            14,539                     14,679
    4/30/2000            13,940                     14,646
    5/31/2000            13,947                     14,669
    6/30/2000            14,201                     14,928
    7/31/2000            14,410                     15,041
    8/31/2000            14,893                     15,219
    9/30/2000            14,882                     15,358
   10/31/2000            14,904                     15,427
   11/30/2000            15,035                     15,637
   12/31/2000            15,486                     15,925
    1/31/2001            15,933                     16,187
    2/28/2001            16,178                     16,340
    3/31/2001            16,270                     16,465
    4/30/2001            16,237                     16,421
    5/31/2001            16,416                     16,514
    6/30/2001            16,559                     16,575
    7/31/2001            16,951                     16,920
    8/31/2001            17,114                     17,089
    9/30/2001            17,058                     17,338
   10/31/2001            16,990                     17,626
   11/30/2001            16,899                     17,449
   12/31/2001            16,797                     17,353
    1/31/2002            17,113                     17,443
    2/28/2002            17,306                     17,581
    3/31/2002            16,973                     17,314
    4/30/2002            17,436                     17,600
    5/31/2002            17,644                     17,776
    6/30/2002            17,746                     17,930
    7/31/2002            17,740                     18,142
    8/31/2002            18,007                     18,412
    9/30/2002            18,253                     18,742
   10/31/2002            17,831                     18,668
   11/30/2002            18,240                     18,652
   12/31/2002            18,625                     19,059
    1/31/2003            18,680                     19,058
    2/28/2003            18,907                     19,327
    3/31/2003            18,884                     19,347 ]


TAXSAVER BOND FUND VS. LEHMAN BROTHERS
10-YEAR MUNICIPAL BOND INDEX

AVERAGE ANNUAL TOTAL RETURN ON 3/31/03
--------------------------------------
1 Year:                 3.07%
5 Year:                 3.96%
10 Year:                5.14%

INVESTMENT VALUE ON 3/31/03
---------------------------
TaxSaver Bond Fund:   $16,511
Lehman Index:         $18,850

[EDGAR REPRESENTATION OF BAR CHART:

                                            LEHMAN BROTHERS 10 YEAR
                       TAXSAVER BOND         MUNICIPAL BOND INDEX
                       -------------        -----------------------
   3/31/1993              9,625                     10,000
   4/30/1993              9,708                     10,095
   5/31/1993              9,759                     10,130
   6/30/1993              9,894                     10,330
   7/31/1993              9,913                     10,356
   8/31/1993             10,083                     10,571
   9/30/1993             10,210                     10,701
  10/31/1993             10,254                     10,719
  11/30/1993             10,193                     10,631
  12/31/1993             10,341                     10,858
   1/31/1994             10,449                     10,991
   2/28/1994             10,285                     10,690
   3/31/1994             10,132                     10,281
   4/30/1994             10,125                     10,394
   5/31/1994             10,240                     10,478
   6/30/1994             10,179                     10,432
   7/31/1994             10,357                     10,608
   8/31/1994             10,366                     10,649
   9/30/1994             10,226                     10,505
  10/31/1994             10,161                     10,352
  11/30/1994             10,057                     10,156
  12/31/1994             10,252                     10,339
   1/31/1995             10,473                     10,607
   2/28/1995             10,683                     10,907
   3/31/1995             10,757                     11,055
   4/30/1995             10,782                     11,068
   5/31/1995             11,039                     11,419
   6/30/1995             10,998                     11,348
   7/31/1995             11,067                     11,515
   8/31/1995             11,180                     11,671
   9/30/1995             11,232                     11,746
  10/31/1995             11,325                     11,881
  11/30/1995             11,493                     12,041
  12/31/1995             11,615                     12,114
   1/31/1996             11,676                     12,237
   2/29/1996             11,650                     12,187
   3/31/1996             11,549                     12,035
   4/30/1996             11,534                     11,993
   5/31/1996             11,556                     11,959
   6/30/1996             11,647                     12,073
   7/31/1996             11,755                     12,188
   8/31/1996             11,767                     12,189
   9/30/1996             11,882                     12,314
  10/31/1996             11,968                     12,470
  11/30/1996             12,135                     12,722
  12/31/1996             12,114                     12,665
   1/31/1997             12,136                     12,715
   2/28/1997             12,231                     12,834
   3/31/1997             12,144                     12,662
   4/30/1997             12,208                     12,756
   5/31/1997             12,331                     12,936
   6/30/1997             12,442                     13,079
   7/31/1997             12,719                     13,447
   8/31/1997             12,632                     13,316
   9/30/1997             12,744                     13,485
  10/31/1997             12,810                     13,557
  11/30/1997             12,874                     13,619
  12/31/1997             13,009                     13,834
   1/31/1998             13,109                     13,987
   2/28/1998             13,120                     13,986
   3/31/1998             13,085                     13,977
   4/30/1998             13,038                     13,900
   5/31/1998             13,236                     14,136
   6/30/1998             13,274                     14,189
   7/31/1998             13,300                     14,211
   8/31/1998             13,474                     14,458
   9/30/1998             13,633                     14,673
  10/31/1998             13,596                     14,680
  11/30/1998             13,632                     14,724
  12/31/1998             13,671                     14,769
   1/31/1999             13,800                     14,996
   2/28/1999             13,746                     14,861
   3/31/1999             13,733                     14,853
   4/30/1999             13,771                     14,893
   5/31/1999             13,707                     14,789
   6/30/1999             13,523                     14,514
   7/31/1999             13,550                     14,611
   8/31/1999             13,444                     14,557
   9/30/1999             13,443                     14,606
  10/31/1999             13,350                     14,503
  11/30/1999             13,442                     14,662
  12/31/1999             13,389                     14,585
   1/31/2000             13,349                     14,526
   2/29/2000             13,454                     14,640
   3/31/2000             13,632                     14,925
   4/30/2000             13,604                     14,850
   5/31/2000             13,566                     14,762
   6/30/2000             13,825                     15,163
   7/31/2000             13,978                     15,373
   8/31/2000             14,131                     15,611
   9/30/2000             14,086                     15,539
  10/31/2000             14,196                     15,698
  11/30/2000             14,222                     15,784
  12/31/2000             14,515                     16,155
   1/31/2001             14,606                     16,363
   2/28/2001             14,716                     16,391
   3/31/2001             14,819                     16,530
   4/30/2001             14,715                     16,326
   5/31/2001             14,868                     16,503
   6/30/2001             14,992                     16,602
   7/31/2001             15,218                     16,830
   8/31/2001             15,417                     17,117
   9/30/2001             15,369                     17,093
  10/31/2001             15,495                     17,304
  11/30/2001             15,401                     17,081
  12/31/2001             15,310                     16,901
   1/31/2002             15,460                     17,220
   2/28/2002             15,643                     17,465
   3/31/2002             15,419                     17,106
   4/30/2002             15,622                     17,503
   5/31/2002             15,738                     17,586
   6/30/2002             15,880                     17,804
   7/31/2002             16,040                     18,041
   8/31/2002             16,154                     18,276
   9/30/2002             16,346                     18,712
  10/31/2002             16,117                     18,372
  11/30/2002             16,063                     18,221
  12/31/2002             16,322                     18,620
   1/31/2003             16,284                     18,520
   2/28/2003             16,487                     18,840
   3/31/2003             16,511                     18,850  ]

--------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2003
--------------------------------------------------------------------------------

  PRINCIPAL            SECURITY DESCRIPTION              VALUE       PRINCIPAL           SECURITY DESCRIPTION               VALUE
---------------  ------------------------------------  ----------    -------------  -----------------------------------   ----------
  CORPORATE BONDS & NOTES (52.8%)                                    PREFERRED STOCK (8.6%)
 $   750,000  American Electric Power Co., Inc.,                           28,700  City Holding Capital Trust II,
              Series A, 6.13%, 5/15/06                $   798,172                  9.13%                                 $   730,415
                                                                           24,150  Irwin Financial Corp., Capital
      27,000  Bank United, MTN, Series A,                                          Trust I, 9.25%                            626,693
              8.00%, 3/15/09                               31,338                                                          ---------

   2,211,000  Comerica Bank, 8.38%, 7/15/24             2,542,955
                                                                     Total Preferred Stock
     948,000  Conseco, Inc., 8.70%, 11/15/26(phi)           5,925        (cost $1,368,185)                                 1,357,108
                                                                                                                           ---------
     474,000  Cummins, Inc., 6.45%, 3/1/05                478,740

   1,000,000  DPL, Inc., 8.25%, 3/1/07                  1,045,631    SHORT-TERM HOLDINGS (21.3)%

     750,000  Ford Motor Credit Co., 7.88%,                          CASH MANAGEMENT ACCOUNTS (3.8%)
              6/15/10                                     718,064        597,688  Deutsche Cash Management
                                                                                  Fund, 1.12%                                597,688
     500,000  General Motors Acceptance Corp.,                                                                             ---------
              7.75%, 1/19/10                              527,809
                                                                       PRINCIPAL
   1,000,000  Georgia Pacific Corp., 8.13%,                          -------------
              5/15/11                                     945,000    U.S. TREASURY BILLS (17.5%)
                                                                     $ 2,750,000   U.S. Treasury Bills, 1.16% ^,
     500,000  Lehman Brothers Holdings, 7.20%,                                     4/3/03                                  2,749,830
              8/15/09                                     579,854                                                          ---------

     316,000  Leucadia Capital Trust I, 8.65%,                       Total Short-Term Holdings
              1/15/27                                     282,173         (cost $3,347,512)                                3,347,518
                                                                                                                           ---------
     316,000  Sears Roebuck Acceptance Corp.,
              6.70%, 11/15/06                             329,688    Total Investments (99.4%)                            15,607,005
                                                          -------        (cost $16,452,456)
  Total Corporate Bonds & Notes (cost $9,155,537)       8,285,349    Other Assets & Liabilities, Net (0.6%)                   90,481
                                                        ---------                                                        ----------
                                                                     NET ASSETS (100.0%)                                 $15,697,486
MUNICIPAL BONDS (16.7%)                                                                                                  ===========
   1,456,484  Coffee County, GA, Hospital
              Authority, Taxable Revenue
              Anticipation Certificates,
              Coffee Regional Medical Center
              Office Building Project, Series B,
              9.00%, 12/1/12 *
                                                        1,528,347
     984,111  Coffee County, GA, Hospital
              Authority, Taxable Revenue
              Anticipation Certificates,
              Coffee Regional Medical Center
              Office Building Project, Series B,
              ACA Insured, CBI,
              9.00%, 12/1/12 *                          1,088,683
                                                        ---------
  Total Municipal Bonds
     (cost $2,581,222)                                  2,617,030
                                                        ---------




See Notes to Schedules of Investments and Notes to Financial Statements.      4





------------------------------------------------------------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

 PRINCIPAL            SECURITY DESCRIPTION              VALUE         PRINCIPAL           SECURITY DESCRIPTION             VALUE
---------------  ------------------------------------  ----------    -------------  -----------------------------------  ---------
MUNICIPAL BONDS (91.9%)                                               NEW JERSEY (4.9%)
ARIZONA (3.0%)                                                        $  770,000  Essex County, NJ, Improvement
$  500,000  Gila County, AZ, IDA, Cobre                                           Authority RV, Utilities System
            Valley Community Hospital,                                            East Orange Franchise, MBIA
            Healthcare RV, ACA Insured,                                           Insured, 6.00%, 7/1/18                 $   890,420
            6.00%, 12/1/20                            $  536,720                                                          ----------
                                                      -----------
                                                                      NEW YORK (4.7%)
DISTRICT OF COLUMBIA (3.1%)                                              770,000  New York, NY, IDA, Lease RV,
   500,000  District of Columbia, Educational                                     USTA National  Tennis Center
            Facilities RV, American                                               Project, FSA Insured, 6.40%,
            University, AMBAC Insured,                                            11/15/08                                   846,707
            5.75%, 10/1/16                               559,975                                                          ----------
                                                      ----------      OHIO (26.4%)
ILLINOIS (0.9%)                                                          740,000  Hamilton, OH, GO Bonds, One
   170,000  Illinois Development Finance                                          Renaissance Center, Series A,
            Authority RV, Community                                               AMBAC Insured, 5.50%,
            Rehabilitation Providers                                              11/1/16                                    833,551
            Facilities Acquisition Program,                              300,000  Lebanon, OH, Electric RV,
            8.25%, 8/1/12                                170,139                  AMBAC Insured, 5.50%, 12/1/17              333,717
                                                      ----------         215,000  Montgomery County, OH, GO
INDIANA   (0.4%)                                                                  Bonds, 5.30%, 12/1/10                      241,746
    80,000  Indiana Health Facilities                                    615,000  Northwest, OH, GO Bonds, FGIC
            Financing Authority, Healthcare                                       Insured, 5.50%, 12/1/12                    711,118
            RV, Community Hospital of                                  1,000,000  Ohio State Air Quality
            Indiana, MBIA Insured, 6.35%,                                         Development Authority, PCR,
            7/1/03                                        80,958                  Environmental Improvement,
                                                      ----------                  United States Steel Corp. Project,
LOUISIANA (12.9%)                                                                 5.00%, 11/1/15                           1,008,580
 1,000,000  Calcasieu Parish, LA, PCR,                                   500,000  Ohio State Building Authority, Lease
            Occidental Petroleum Project,                                         RV, Arts Building Fund Project,
            4.80%, 12/1/06                             1,074,370                  Series A, 5.50%, 4/1/16                    554,710
 1,000,000  Louisiana Public Facilities Authority,
            Healthcare RV, Extended Care                               1,000,000  Ohio State Water Development
            Facilities Community-Care Corp.,                                      Authority, PCR, Toledo Edison
            11.00%, 2/1/14                             1,264,340                  Co. Project, Series B, 4.50%,
                                                      ----------                  9/1/33                                     996,890
                                                       2,338,710          95,000  Shelby County, OH, Hospital
                                                                                  Facilities RV, Wilson Memorial
MINNESOTA (4.8%)                                                                  Hospital, ETM, 6.40%,
 1,000,000  International Falls, MN, PCR,                                         12/1/03                                     97,928
            Boise Cascade Corp. Project,                                                                                  ----------
            5.50%, 4/1/23                                870,920                                                           4,778,240
                                                      ----------                                                          ----------
                                                                      OKLAHOMA (1.2%)
MISSOURI (3.7%)                                                          195,000  Claremore, OK, Public Works
   770,000  Kansas City, MO, IDA RV,                                              Authority Capital Improvement,
            Owens-Illinois Inc. Project,                                          Sales Tax RV, ETM, MBIA Insured,
            4.90%, 12/31/08                              662,069                  5.00%, 6/1/05                              210,148
                                                      ----------                                                          ----------



See Notes to Schedules of Investments and Notes to Financial Statements.      5




------------------------------------------------------------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (concluded)
MARCH 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

 PRINCIPAL            SECURITY DESCRIPTION              VALUE         PRINCIPAL           SECURITY DESCRIPTION             VALUE
---------------  ------------------------------------  ----------    -------------  -----------------------------------  ---------

PENNSYLVANIA (5.5%)                                                  WEST VIRGINIA (5.6%)
$  200,000  Allegheny County, PA, Hospital                            1,000,000  Monongalia County, WV, PCR,
            Development Authority,                                               Potomac Edison Co. Fort Martin,
            Healthcare RV, Ohio Valley                                           Series B, MBIA Insured, 5.95%,
            General Hospital, 5.88%,                                             4/1/13                                  1,023,610
            4/1/11                                    $  199,984                                                         ---------

   385,000  Bucks County, PA, IDA RV,                                Total Municipal Bonds (cost $16,115,067)           16,647,956
            Personal Care, Remarketed                                                                                   ----------
            11/15/93, ETM, Series A,
            10.00%, 5/15/19                              636,089       SHARES
   150,000  Horizon Hospital System                                  -----------
            Authority, PA, Hospital RV,                              SHORT-TERM HOLDINGS (6.8%)
            Horizon Hospital System                                  CASH MANAGEMENT ACCOUNTS (6.8%)
            Inc. Project, 6.35%, 5/15/16                 157,898        322,514  Deutsche Tax Free Money Fund,
                                                       ---------                 0.43%                                     322,514
                                                         993,971        918,279  Dreyfus Municipal Cash
                                                       ---------                 Management Plus Fund,
 PUERTO RICO (5.2%)                                                              1.04%                                     918,279
   425,000  Puerto Rico Electric Power                                                                                    --------
            Authority, Electric RV, Series
            U, MBIA-IBC-BNY Insured,                                 Total Short-Term Holdings (cost $1,240,793)         1,240,793
            6.00%, 7/1/14                                455,485                                                         ---------
   180,000  Puerto Rico, GO Bonds, Series A,
            5.50%, 7/1/16                                200,763     Total Investments (98.7%)
   250,000  Puerto Rico, GO Bonds, Series A,                               (cost $17,355,860)                          $17,888,749
            MBIA Insured, 5.50%, 7/1/21                  286,110     Other Assets & Liabilities, Net (1.3%)                235,841
                                                       ---------                                                        ----------
                                                         942,358       NET ASSETS (100.0%)                             $18,124,590
                                                       ---------                                                        ==========
VIRGINIA (3.1%)
   500,000  Newport News, VA, GO Bonds, Series A,
            MBIA Insured, P/R 7/1/05 @ 102,
            5.70%, 7/1/16                                557,435

WASHINGTON (6.5%)
   490,000  Pierce County, WA, HFA RV,
            6.00%, 12/1/28                               470,763
   745,000  Vancouver, WA, HFA RV,
            Springbrook Square, Series B,
            6.00%, 3/1/31                                714,813
                                                       ---------
                                                       1,185,576
                                                       ---------



See Notes to Schedules of Investments and Notes to Financial Statements.     6

--------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

^     Yield to maturity

* Illiquid securities. These securities will not be and have not been registered under the Securities Act of 1933.

(phi) Security is currently in default.

ACA            American Capital Assets
AMBAC          American Municipal Bond Assurance Corporation
BNY            Bank of New York
CBI            Certificate of Bond Insurance
ETM            Escrowed to Maturity
FGIC           Financial Guaranty Insurance Company
FSA            Financial Security Assurance
GO             General Obligation
HFA            Housing Finance Authority
IBC            Insured Bond Certification
IDA            Industrial Development Authority
MBIA           Municipal Bond Insurance Association
MTN            Medium Term Note
P/R            Prerefunded
PCR            Pollution Control Revenue
RV             Revenue Bonds
USTA           United States Tennis Association




See Notes to Financial Statements.     7

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2003
--------------------------------------------------------------------------------

                                                                             INVESTORS             TAXSAVER
                                                                               BOND                  BOND
                                                                               FUND                  FUND
                                                                        ------------------    ------------------
ASSETS
      Total investments, at value (Note 2)                                   $ 15,607,005          $ 17,888,749
      (cost $16,452,456 and 17,355,860 respectively)

      Receivables:
        Fund shares sold                                                            2,020                     -
        Interest, dividends and other                                             159,201               297,472
                                                                        ------------------    ------------------
Total Assets                                                                   15,768,226            18,186,221
                                                                        ------------------    ------------------

LIABILITIES
      Payables:
        Dividends                                                                  40,636                28,156
        Fund shares redeemed                                                            -                 1,500

      Accrued Liabilities:
        Investment advisory fees (Note 3)                                           2,045                 4,612
        Administration fees (Note 3)                                                1,343                 1,535
        Custodian fees (Note 3)                                                       990                   939
        Transfer agency fees (Note 3)                                               1,868                 1,581
        Other                                                                      23,858                 23,308
                                                                        ------------------    ------------------
Total Liabilities                                                                  70,740                61,631
                                                                        ------------------    ------------------
NET ASSETS                                                                   $ 15,697,486          $ 18,124,590
                                                                        ==================    ==================
COMPONENTS OF NET ASSETS
      Paid-in capital                                                        $ 17,192,614          $ 17,590,286
      Undistributed (distributions in excess of)
        net investment income                                                          89               (11,865)
      Accumulated net realized gain (loss)                                       (649,766)               13,280
      Unrealized appreciation (depreciation) on investments                      (845,451)              532,889
                                                                        ------------------    ------------------

NET ASSETS                                                                   $ 15,697,486          $ 18,124,590
                                                                        ==================    ==================
SHARES OF BENEFICIAL INTEREST                                                   1,508,062             1,698,282
                                                                        ==================    ==================
NET ASSET VALUE, AND
      REDEMPTION PRICE PER SHARE                                                  $ 10.41               $ 10.67
                                                                        ==================    ==================
OFFERING PRICE PER SHARE
      (NAV / (1-MAXIMUM SALES LOAD))                                              $ 10.82               $ 11.09
                                                                        ==================    ==================

MAXIMUM SALES LOAD                                                                  3.75%                 3.75%
                                                                        ==================    ==================

See Notes to Financial Statements.     8




-------------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 2003
-------------------------------------------------------------------------------------------------------------------

                                                                            INVESTORS             TAXSAVER
                                                                               BOND                 BOND
                                                                               FUND                 FUND
                                                                        -------------------  -------------------
INVESTMENT INCOME
     Interest income                                                           $   828,251          $   933,146
     Dividend income                                                               174,243                    -
                                                                        -------------------  -------------------
Total Investment Income                                                          1,002,494              933,146
                                                                        -------------------  -------------------

EXPENSES
     Investment advisory fees (Note 3)                                              62,189               75,346
     Administration fees (Note 3)                                                   18,167               22,178
     Transfer agency fees (Note 3)                                                  26,654               26,915
     Shareholder service agent fees (Note 3)                                        32,319               38,738
     Custody fees (Note 3)                                                           5,742                5,727
     Accounting fees (Note 3)                                                       42,615               42,697
     Compliance fees                                                                 4,146                3,526
     Auditing fees                                                                  19,383               19,272
     Legal fees                                                                      2,589                3,387
     Trustees fees and expenses                                                        560                  694
     Reporting expenses                                                              5,485                6,502
     Pricing expenses                                                                1,890                4,569
     Miscellaneous expenses                                                          3,688                4,416
                                                                        -------------------  -------------------
Total Expenses                                                                     225,427              253,967
     Fees waived (Note 4)                                                         (122,864)             (75,050)
                                                                        -------------------  -------------------
Net Expenses                                                                       102,563              178,917
                                                                        -------------------  -------------------

NET INVESTMENT INCOME                                                              899,931              754,229
                                                                        -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net realized gain on investments                                              369,287               89,077
     Net change in unrealized appreciation (depreciation) on investments           383,263              480,702
                                                                        -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                    752,550              569,779
                                                                        -------------------  -------------------

NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                                 $ 1,652,481          $ 1,324,008
                                                                        ===================  ===================


See Notes to Financial Statements.     9

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31, 2002 AND MARCH 31, 2003
--------------------------------------------------------------------------------

                                                                                  INVESTORS                         TAXSAVER
                                                                                  BOND FUND                        BOND FUND
                                                                      ------------------------------ -------------------------------
                                                                         AMOUNT           SHARES           AMOUNT         SHARES
                                                                      --------------  --------------  -------------- --------------
NET ASSETS - MARCH 31, 2001                                             $ 13,371,582                    $ 21,300,811
---------------------------                                           ---------------                 --------------

OPERATIONS
     Net investment income                                                   844,795                        880,515
     Net realized gain on investments                                        317,623                        144,545
     Net change in unrealized appreciation (depreciation) on investments    (627,625)                      (207,296)
                                                                       --------------                 --------------
Net Increase in Net Assets Resulting from Operations                         534,793                        817,764
                                                                       --------------                 --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                                  (844,796)                      (888,782)
                                                                       --------------                 --------------
Total Distributions to Shareholders                                         (844,796)                      (888,782)
                                                                       --------------                 --------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares                                                        9,262,739         914,976      2,596,715        244,424
     Reinvestment of distributions                                           323,287          31,940        380,147         36,119
     Redemption of shares                                                 (7,277,063)       (718,699)    (3,990,994)      (378,370)
                                                                       -------------- --------------- -------------- --------------
Net Increase (Decrease) in Capital Transactions                            2,308,963         228,217     (1,014,132)       (97,827)
                                                                       -------------- =============== -------------- ==============
Net Increase (Decrease) in Net Assets                                      1,998,960                     (1,085,150)
                                                                       --------------                 --------------

NET ASSETS - MARCH 31, 2002 (INCLUDING LINE (A))                          15,370,542                     20,215,661
------------------------------------------------                       --------------                 --------------

OPERATIONS
     Net investment income                                                   899,931                        754,229
     Net realized gain on investments                                        369,287                         89,077
     Net change in unrealized appreciation (depreciation) on investments     383,263                        480,702
                                                                       --------------                 --------------
Net Increase in Net Assets Resulting from Operations                       1,652,481                      1,324,008
                                                                       --------------                 --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                                  (899,931)                      (766,095)
     Net realized gain on investments                                              -                        (77,114)
                                                                       --------------                 --------------
Total Distributions to Shareholders                                         (899,931)                      (843,209)
                                                                       --------------                 --------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares                                                        1,456,093         142,320        742,102         70,059
     Reinvestment of distributions                                           413,257          40,320        424,041         39,862
     Redemption of shares                                                 (2,294,956)       (225,260)    (3,738,013)      (352,647)
                                                                       -------------- --------------- -------------- --------------
Net Decrease in Capital Transactions                                        (425,606)        (42,620)    (2,571,870)      (242,726)
                                                                       -------------- =============== -------------- ==============
Net Increase (Decrease) in Net Assets                                        326,944                     (2,091,071)
                                                                       --------------                 --------------

NET ASSETS - MARCH 31, 2003 (INCLUDING LINE (B))                        $ 15,697,486                   $ 18,124,590
------------------------------------------------                       ==============                 ==============

(a)  Accumulated undistributed net investment income, March 31, 2002             $ -                            $ 1
                                                                       ==============                 ==============
(b)  Accumulated undistributed (distributions in excess of)
         net investment income, March 31, 2003                                  $ 89                      $ (11,865)
                                                                       ==============                 ==============

See Notes to Financial Statements.       10

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected per share data and ratios for a share outstanding throughout each period.

                                                            YEARS ENDED MARCH 31
                                             2003       2002        2001       2000        1999
INVESTORS BOND FUND
---------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR            $9.91     $10.11       $9.74     $10.32      $10.57
                                            ---------  ---------    ---------  ---------  ---------
INVESTMENT OPERATIONS
    Net investment income                      0.59       0.63 (c)    0.72       0.68        0.67
    Net realized and unrealized
       gain (loss) on investment               0.50      (0.20)(c)    0.37      (0.58)      (0.21)
                                            ---------  ---------    ---------  ---------  ---------
Total from Investment Operations               1.09       0.43        1.09       0.10        0.46
                                            ---------  ---------    ---------  ---------  ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income                     (0.59)     (0.63)      (0.72)     (0.68)      (0.67)
    Net realized investment gains                 -          -           -          -       (0.04)
                                            ---------  ---------    ---------  ---------  ---------
Total Distributions to Shareholders           (0.59)     (0.63)      (0.72)     (0.68)      (0.71)
                                            ---------  ---------    ---------  ---------  ---------
NET ASSET VALUE, END OF YEAR                 $10.41      $9.91      $10.11      $9.74      $10.32
                                            =========   =========   =========  =========  =========
TOTAL RETURN (A)                              11.26%      4.32%      11.90%      1.13%       4.45%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)  $15,697    $15,371     $13,372    $50,432     $70,446

Ratios to Average Net Assets:
    Net investment income                      5.79%      6.23% (c)   7.75%      6.90%       6.33%
    Net expenses                               0.66%      0.95%       0.81%      0.70%       0.70%
    Gross expenses (b)                         1.45%      1.57%       1.21%      1.05%       1.02%

PORTFOLIO TURNOVER RATE                          64%        81%         28%        34%         98%

TAXSAVER BOND FUND
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR           $10.42     $10.45      $10.05     $10.61      $10.75
                                            ---------  ---------    ---------  ---------  ---------
INVESTMENT OPERATIONS
    Net investment income                      0.42       0.44        0.45       0.48        0.48
    Net realized and unrealized
    gain (loss) on investment                  0.30      (0.03)       0.40      (0.56)       0.04
                                            ---------  ---------    ---------  ---------  ---------
Total from Investment Operations               0.72       0.41        0.85      (0.08)       0.52
                                            ---------  ---------    ---------  ---------  ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income                     (0.43)     (0.44)      (0.45)     (0.48)      (0.48)
    Net realized investment gains             (0.04)         -           -          -       (0.18)
                                            ---------  ---------    ---------  ---------  ---------
Total Distributions to Shareholders           (0.47)     (0.44)      (0.45)     (0.48)      (0.66)
                                            ---------  ---------    ---------  ---------  ---------
NET ASSET VALUE, END OF YEAR                 $10.67     $10.42      $10.45     $10.05      $10.61
                                            =========   =========   =========  =========  =========

TOTAL RETURN (A)                               7.08%      4.05%       8.71%     (0.74)%      4.95%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted) $18,125    $20,216     $21,301     $29,180    $37,447

Ratios to Average Net Assets:
    Net investment income                      4.00%      4.22%       4.50%       4.68%      4.48%
    Net expenses                               0.95%      0.95%       0.81%       0.60%      0.60%
    Gross expenses (b)                         1.35%      1.36%       1.26%       1.16%      1.11%

PORTFOLIO TURNOVER RATE                          23%        27%         37%         25%        62%

(a)  Total return calculations do not include sales charge.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements (Note 4).
(c) As required, effective April 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change on Investors Bond Fund, for the year ended March 31, 2002, was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets by .29%. Per share data, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.


See Notes to Financial Statements.       11

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

This report relates to Investors Bond Fund and TaxSaver Bond Fund (individually, a "Fund" and, collectively, the "Funds"). The Funds are non-diversified series of Forum Funds (the "Trust"). The Trust is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-three active investment portfolios. Investors Bond Fund seeks to provide as high a level of current income consistent with capital preservation and prudent investment risk. TaxSaver Bond Fund seeks to provide a high level of current income exempt from Federal income tax. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. The Funds commenced operations on October 2, 1989.


NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION-Securities, other than short-term securities, held by the Fund for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. Debt instruments having sixty days or less remaining until maturity may be stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days are valued based upon prices furnished by dealers maintaining an active market in such securities.

Securities (including restricted securities) for which market quotations are insufficient or not readily available, or in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument, are valued in good faith, at the direction of the Trust's Board of Trustees. Investments in other open-end regulated investment companies are valued at net asset value.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS-Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. All premium and discount is being amortized and accreted according to Federal Income Tax Regulations. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS-Each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. In the event of default, a Fund may have difficulties disposing of such securities.

RECLASSIFICATION OF CAPITAL ACCOUNTS-On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

--------------------------------------------------------------------------------

MARCH 31, 2003
--------------------------------------------------------------------------------


                                  ACCUMULATED NET
                                 INVESTMENT INCOME        PAID-IN-CAPITAL
                                 -----------------        ---------------
Investors Bond Fund                     $89                    $(89)


DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gains, if any, are declared and paid to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES-Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is required.

As of March 31, 2003, Investors Bond Fund had a capital loss carryover of $597,084. The carryover, expiring March 2009, is available to offset future capital gains.

For tax purposes, Investors Bond Fund had a current year deferred post-October loss of $27,342. The loss will be recognized for tax purposes on the first day of the next tax year.

EXPENSE ALLOCATION-The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.


NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORS-Bainbridge Capital Management, LLC ("Bainbridge"), serves as investment adviser for the Funds. Bainbridge receives an advisory fee at an annual rate of 0.40% of each Fund's average daily net assets. Prior to May 13, 2002, Forum Investment Advisors, LLC ("Forum Advisors") served as the investment adviser and received an advisory fee at an annual rate of 0.40% of each Fund's average daily net assets.

ADMINISTRATOR-The administrator of each Fund is Forum Administrative Services, LLC ("FAdS"). FAdS receives an administrative fee at an annual rate of 0.10% of the average daily net assets of each Fund. Prior to June 1, 2002, FAdS received an administrative fee at an annual rate of 0.20% of each Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT-The transfer agent and dividend disbursing agent for each Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives an annual fee of $18,000, certain shareholder account fees and certain out-of-pocket expenses. Prior to June 1, 2002, FSS received an annual fee of $12,000, 0.25% of the average daily net assets of the Fund, certain shareholder account fees and certain out-of-pocket expenses. The 0.25% fee was discontinued and replaced by a 0.25% Shareholder Service Agent fee as described below.

SHAREHOLDER SERVICE AGENT-Effective June 1, 2002, each Fund adopted a shareholder servicing plan under which the Funds pay FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Fund.

--------------------------------------------------------------------------------

MARCH 31, 2003
--------------------------------------------------------------------------------


CUSTODIAN-The custodian is Forum Trust, LLC. Each Fund pays an annual domestic custody fee based on an annualized percentage of the average daily net assets of the Fund. Each Fund also pays an annual maintenance fee of $3,600 as well as certain other transaction fees and reimburses the custodian for certain out-of-pocket expenses.

DISTRIBUTOR-Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the distributor of each Fund's shares. FFS receives and may reallow to certain institutions the sales charge paid on purchases of the Funds' shares.

For the year ended March 31, 2003, FFS received $1,074 and $101 as its portion of the sales charges on sales of shares of Investors Bond Fund and TaxSaver Bond Fund, respectively.

OTHER SERVICE PROVIDERS-Forum Accounting Services, LLC ("FAcS") provides fund accounting services to each Fund. For its services, FAcS receives an annual fee of $36,000 per Fund, plus certain amounts based upon the asset level of a Fund. Each Fund also reimburses FAcS for certain out-of-pocket expenses.

Certain Officers and Directors of the Trust are Officers or Directors of the above companies.


NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

For the period prior to May 13, 2002, Forum Advisors waived a portion of its fees and reimbursed a portion of the Funds' expenses. Bainbridge has contractually undertaken to waive a portion of its fees and reimburse a portion of the Funds' expenses so that total expenses of each Fund would not exceed 0.95% of average net assets through July 31, 2003. FSS and FAdS have voluntarily waived a portion of their fees. These voluntary waivers may be reduced or eliminated at any time. For the year ended March 31, 2003, fees waived and expenses reimbursed were as follows:

                                                                                                     TOTAL FEES
                                                                                     EXPENSES        WAIVED AND
                              FORUM                                                 REIMBURSED        EXPENSES
                            ADVISORS        BAINBRIDGE       FSS         FADS       BY ADVISER       REIMBURSED
                            --------        ----------      ------      -------    -----------      -------------
Investors Bond Fund          $13,539         $22,904        $6,522      $34,788       $45,111         $122,864
TaxSaver Bond Fund             9,408          15,210         8,353       42,079          -              75,050


NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, for the year ended March 31, 2003, were as follows:

                                   COST OF         PROCEEDS FROM SALES
                                  PURCHASES          AND MATURITIES
                                 ----------        -------------------
Investors Bond Fund             $ 8,101,645           $ 8,851,133
TaxSaver Bond Fund                4,137,487             7,736,598

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (concluded)
MARCH 31, 2003
--------------------------------------------------------------------------------


For federal income tax purposes, the tax basis of investment securities owned as of March 31, 2003, the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value were as follows:

                                                                                NET UNREALIZED
                                                UNREALIZED       UNREALIZED      APPRECIATION
                                 TAX COST      APPRECIATION     DEPRECIATION    (DEPRECIATION)
                                 --------      ------------     ------------    --------------
Investors Bond Fund             $16,477,796      $356,111       $(1,226,902)      $(870,791)
TaxSaver Bond Fund               17,357,034       703,006          (171,291)        531,715


NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

                         UNDISTRIBUTED    UNDISTRIBUTED      CAPITAL       UNREALIZED
                            ORDINARY        LONG-TERM       AND OTHER     APPRECIATION
                             INCOME           GAIN           LOSSES      (DEPRECIATION)       TOTAL
                             ------           ----           ------       ------------        -----
Investors Bond Fund        $     89         $   -         $(624,426)      $ (870,791)    $(1,495,128)
TaxSaver Bond Fund          (11,865)         14,454               -          531,715         534,304

The tax character of distributions paid during 2003 and 2002 was as follows:

                                                       LONG-TERM
                          TAX-EXEMPT INCOME           CAPITAL GAIN            ORDINARY INCOME              TOTAL
                          -----------------           ------------            ---------------              -----
                           2003        2002          2003       2002         2003        2002          2003       2002
                           ----        ----          ----       ----         ----        ----          ----       ----
Investors Bond Fund     $   -        $   -         $   -       $  -        $902,181   $844,796       $902,181   $844,796
TaxSaver Bond Fund       779,163      888,536       77,114        -            -           246        856,277    888,782

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


To the Board of Trustees of Forum Funds and Shareholders Investor Bond Fund and TaxSaver Bond Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Investor Bond Fund and TaxSaver Bond Fund (the "Funds"), non-diversified series of Forum Funds, as of March 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 2003 and 2002, and the financial highlights for each of the five years in the period ended March 31, 2003. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of March 31, 2003, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Boston, Massachusetts
May 16, 2003

--------------------------------------------------------------------------------

TAX INFORMATION AND TRUSTEES AND OFFICERS (unaudited)
MARCH 31, 2003
--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

The amounts of long-term capital gain dividends paid during the period are presented below. For federal income tax purposes, dividends from short-term capital gain are classified as ordinary income. All net investment income dividends were ordinary income, except for any Fund noted below that paid exempt income dividends. The percentage of ordinary income distributions designated as qualifying for the corporate dividends received deduction are also presented below for the applicable Funds.

                                    LONG TERM        EXEMPT      QUALIFYING
                                   CAPITAL GAIN     INTEREST      DIVIDENDS
                                  -------------     --------     ----------
Investors Bond Fund                 $   -               -            9.66%
TaxSaver Bond Fund                   77,114           100%             -


TRUSTEES OF THE TRUST
-------------------------- ----------- -------------- --------------------------- ------------------------- --------------------
                           POSITION      LENGTH OF            PRINCIPAL             NUMBER OF PORTFOLIOS           OTHER
          NAME,             WITH THE        TIME             OCCUPATION(S)              IN FUND COMPLEX         DIRECTORSHIPS
     AGE AND ADDRESS         TRUST        SERVED 1        DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE 2     HELD BY TRUSTEES
-------------------------- ----------- -------------- --------------------------- ------------------------- --------------------
INTERESTED TRUSTEES
-------------------------- ----------- -------------- --------------------------- ------------------------- --------------------
John Y. Keffer 3           Chairman/   1989-Present   Member and Director,                   28             Chairman/President,
Born:  July 15, 1942       President                  Forum Financial Group,                                Monarch Funds
Two Portland Square                                   LLC (a mutual fund                                    (3 portolfios)
Portland, ME 04101                                    services holding
                                                      company); Director,
                                                      various affiliates of
                                                      Forum Financial Group,
                                                      LLC including Forum Fund
                                                      Services, LLC (Trust's
                                                      underwriter)
-------------------------- ----------- -------------- --------------------------- ------------------------- --------------------
DISINTERESTED TRUSTEES
-------------------------- ----------- -------------- --------------------------- ------------------------- --------------------
Costas Azariadis           Trustee     1989-Present   Professor of Economics,                27             Trustee, Monarch
Born:  February 15, 1943                              University of                                         Funds (3
Department of Economics                               California-Los Angeles                                portfolios)
University of California                              Visiting Professor of
Los Angeles, CA 90024                                 Economics, Athens
                                                      University of Economics
                                                      and Business 1998 - 1999
-------------------------- ----------- -------------- --------------------------- ------------------------- --------------------
James C. Cheng             Trustee     1989-Present   President, Technology                  27             Trustee, Monarch
Born:  July 26, 1942                                  Marketing Associates                                  Funds (3
27 Temple Street                                      (marketing company for                                portfolios)
Belmont, MA 02718                                     small and medium sized
                                                      businesses in New England)
-------------------------- ----------- -------------- --------------------------- ------------------------- --------------------
J. Michael Parish          Trustee     1989-Present   Partner, Wolfe, Block,                 27             Trustee, Monarch
Born: November 9, 1943                                Schorr and Solis-Cohen,                               Funds (3
40 West 57th Street                                   LLP (law firm) since 2002                             portfolios)
New York, NY 10019                                    Partner,   Thelen  Reid  &
                                                      Priest   LLP  (law   firm)
                                                      1995-2002
-------------------------- ----------- -------------- --------------------------- ------------------------- --------------------

                                       17




--------------------------------------------------------------------------------

TAX INFORMATION AND TRUSTEES AND OFFICERS (unaudited)
MARCH 31, 2003
--------------------------------------------------------------------------------


OFFICERS OF THE TRUST
------------------------- ----------- ------------------- -------------------------- ---------------------- -------------------
                           POSITION        LENGTH OF            PRINCIPAL            NUMBER OF PORTFOLIOS         OTHER
         NAME,             WITH THE         TIME               OCCUPATION(S)           IN FUND COMPLEX         DIRECTORSHIPS
    AGE AND ADDRESS         TRUST          SERVED1           DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE2    HELD BY TRUSTEES
------------------------- ----------- ------------------- -------------------------- ---------------------- -------------------
Thomas G. Sheehan         Vice         2000-Present       Director of Business                N/A                  N/A
Born:  July 17, 1954      President/                      Development, Forum
Two Portland Square       Assistant                       Financial Group, LLC
Portland, ME 04101        Secretary                       since 2001;
                                                          Managing Director and
                                                          Counsel, Forum Financial
                                                          Group, LLC from 1993
                                                          - 2001
------------------------- ----------- ------------------- -------------------------- ---------------------- -------------------
Lisa Weymouth             Vice         2001-Present       Director and Manager,               N/A                  N/A
Born:  May 4, 1968        President/                      Forum Shareholder
Two Portland Square       Assistant                       Services, LLC (transfer
Portland, ME 04101        Secretary                       agent);
                                                          Director, Forum
                                                          Administrative Services,
                                                          LLC (mutual fund
                                                          administrator) since 2001
------------------------- ----------- ------------------- -------------------------- ---------------------- -------------------
Stacey E. Hong            Treasurer   2002-Present        Director, Forum                     N/A                  N/A
Born:  May 10, 1966                                       Accounting Services, LLC
Two Portland Square                                       since 1998, with which
Portland, ME 04101                                        he has been associated
                                                          since 1992
------------------------- ----------- ------------------- -------------------------- ---------------------- -------------------
Leslie K. Klenk           Secretary   1998-Present        Counsel, Forum Financial            N/A                  N/A
Born:  August 24, 1964                                    Group, LLC since 1998;
Two Portland Square                                       Associate General
Portland, ME 04101                                        Counsel, Smith Barney
                                                          Inc.  (brokerage firm)
                                                          1993 - 1998
------------------------- ----------- ------------------- -------------------------- ---------------------- -------------------

The Statement of Additional Information ("SAI") contains additional information about the Trust's Trustees. The SAI is available without charge by contacting the Fund at (800) 943-6786.

1 Each Trustee and Officer holds office until he or she resigns, is removed, or a successor is elected and qualified.
2 The Fund Complex includes the Trust and three other investment companies for which the Forum Financial Group, LLC provides services.
3 John Y. Keffer indirectly controls the entities that provide administration, distribution, fund accounting, transfer agency and custodial services to the Trust. Mr. Keffer indirectly controls Forum Investment Advisors, LLC, the investment adviser to certain Trust series.

      FOR MORE INFORMATION                                    BAINBRIDGE
--------------------------------                               CAPITAL
                                                            MANAGEMENT, LLC



                                                           INVESTORS BOND FUND

                                                           TAXSAVER BOND FUND


                TRANSFER AGENT
        Forum Shareholder Services, LLC
              Two Portland Square
             Portland, Maine 04101



                 DISTRIBUTOR
           Forum Fund Services, LLC
              Two Portland Square
             Portland, Maine 04101

                                                                 [LOGO]
                                                              FORUM FUNDS
                                                             P.O. BOX 446
                                                         PORTLAND, MAINE 04112
                                                        (SHAREHOLDER SERVICES)
 This report is authorized for distribution only to          800-95FORUM
shareholders and to others who have received a copy        (DEALER SERVICES)
          of the Fund's prospectus.                          207-879-0001